Segment Reporting (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Segment Reporting [Abstract]
Number of operating segment	1
Application development service revenue	$ 2,609,531	$ 14,472,010	$ 6,299,982